Financial instruments (Details 5) - Currency swap contract [member] - INR (₨) ₨ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Maturity Analysis For Derivative Financial Instruments [Line Items]
Payable	₨ 1,500	₨ 2,500
Receivable	110,250	183,750
Less than 1 year [Member]
Maturity Analysis For Derivative Financial Instruments [Line Items]
Payable	1,000	1,000
Receivable	73,500	73,500
One to two years [Member]
Maturity Analysis For Derivative Financial Instruments [Line Items]
Payable	500	1,000
Receivable	36,700	73,500
Two to three years [Member]
Maturity Analysis For Derivative Financial Instruments [Line Items]
Payable	0	500
Receivable	0	36,750
Three to four years [Member]
Maturity Analysis For Derivative Financial Instruments [Line Items]
Payable	0	0
Receivable	0	0
Four to five years [member]
Maturity Analysis For Derivative Financial Instruments [Line Items]
Payable	0	0
Receivable	0	0
More than five years
Maturity Analysis For Derivative Financial Instruments [Line Items]
Payable	0	0
Receivable	₨ 0	₨ 0